Finance Costs	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Finance Costs
10.	FINANCE COSTS

	Year ended December 31, 2025	Nine months ended December 31, 2024

Finance costs are comprised of:

Interest on senior secured lien notes (Note 21)	$43.4	$31.5

Revolving Credit Facility fees	2.7	1.8

Interest on the Revolving Credit Facility (Note 18)	2.4	-

Interest on Large Enterprise Tariff Loan (LETL) Facilities	0.3	-

Interest on financing arrangement	1.5	0.6

Other interest expense	3.5	7.9

Revaluation of discount rate for environmental liabilities	1.2	0.3

Unwinding of issuance costs of debt facilities (Note 18, 22, 26 ) and accretion of governmental loan benefits and discounts on environmental liabilities	17.1	13.4

	$72.1	$55.5